Income Taxes - Schedule of Net Deferred Taxes (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Net benefit from tax loss carryforwards	$ 5,536,408	$ 5,000,743
Deferred revenues		264,997
Valuation allowance	(5,536,408)	(5,265,740)
Net deferred taxes